SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Warranty period of solar modules in relation to minimum power output (in years)		25
Warranty accrual rate as a percent of revenue		1.00%
Linear performance warranty of maximum decrease in module power output per year (as a percent)	0.70%
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in RMB, USD equivalent		$ 208,427,732	$ 309,578,293	$ 125,551,705
Derivative financial instruments
Change in fair value of forward foreign currency exchange contracts		(11,393,346)	9,475,794	(1,590,098)
Earnings (loss) per share
Net income (loss) from operations attributable to ordinary shareholders - basic		(37,820,093)	311,452,980	96,226,437
Finance charge related to convertible notes			9,419,771	9,425,195
Net income (loss) from operations attributable to ordinary shareholders - diluted		$ (37,820,093)	$ 320,872,751	$ 105,651,632
Weighted average number of ordinary shares outstanding - basic		3,521,182,416	3,402,701,503	2,724,185,761
Nonvested restricted shares			16,977,041
Share options			6,715,832
Convertible notes (in shares)			407,319,420	407,319,420
Weighted average number of ordinary shares outstanding - diluted		3,521,182,416	3,833,713,796	3,131,505,181
Earnings per ordinary share from operations - basic		$ (0.01)	$ 0.09	$ 0.04
Earnings per ordinary share from operations -diluted		$ (0.01)	$ 0.08	$ 0.03
Minimum
Warranty of solar modules for defects in materials and workmanship (in years)		2
Extended warranty of solar modules for defects in materials and workmanship (in years)	5
Maximum
Warranty of solar modules for defects in materials and workmanship (in years)		5
Extended warranty of solar modules for defects in materials and workmanship (in years)	10